13F-HR
   12/31/02

   CIK                       0000878080
   CCC                       x2rtt$mv



   SUBMISSION-CONTACT
         NAME                CHRISTINE KUJAN
         PHONE               814-835-7097


   Attached Documents Page (2)

         FORM 13F







                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):	[   ]  is a restatement.
        [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presque Isle Capital Management, Inc.
Address:	                            3939 West Ridge Road
		Suite B30
		Erie, PA  16506

13F File Number:	28-2939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John F. Trettel
Title:		President
Phone:		814-835-7097
Signature, Place, and Date of Signing

        John F. Trettel
        Erie, PA
        February 3, 2003
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total: $28,156,000


List of Other Included Managers:

No.	13F File Number		Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE   SHARED   NONE

AOL Time Warner Inc            com              00184A105    489   37304   sh       sole             37304       0      0
Abbott Labs                    com              002824100    478   11950   sh       sole             11950       0      0
Ameriserv Finl Inc             com              03074A102    496  173869   sh       sole            173869       0      0
Amgen Inc                      com              031162100    674   13950   sh       sole             13950       0      0
BellSouth Inc                  com              079860102    563   21750   sh       sole             21750       0      0
Biomet Inc                     com              090613100    602   21000   sh       sole             21000       0      0
Black & Decker Corp            com              091797100    332    7750   sh       sole              7750       0      0
Bristol Myers Squibb Co        com              110122108   1122   48478   sh       sole             48478       0      0
Burlington Res Inc             com              122014103    262    6150   sh       sole              6150       0      0
Capital Environmental Resource com              14008M104    432   95700   sh       sole             95700       0      0
Cisco Sys Inc                  com              17275R102   1174   89648   sh       sole             89648       0      0
Citigroup Inc                  com              172967101    914   25960   sh       sole             25960       0      0
Cytyc Corp                     com              232946103    270   26500   sh       sole             26500       0      0
Dell Computer Corp             com              247025109    217    8125   sh       sole              8125       0      0
Disney Walt Co                 com              254687106    269   16475   sh       sole             16475       0      0
EMC Corp Mass                  com              268648102    241   39200   sh       sole             39200       0      0
Exxon Mobil Corp               com              30231G102   1167   33402   sh       sole             33402       0      0
Federal Natl Mtg Assn          com              313586109    492    7650   sh       sole              7650       0      0
FleetBoston Finl Corp          com              339030108    444   18291   sh       sole             18291       0      0
General Elec Co                com              369604103   1732   71144   sh       sole             71144       0      0
Hewlett Packard Co             com              428236103    756   43530   sh       sole             43530       0      0
Hospitality PPTYS TR           com SH BEN INT   44106M102    260    7400   sh       sole              7400       0      0
Intel Corp                     com              458140100   1524   97865   sh       sole             97865       0      0
International Business Machs   com              459200101   1218   15722   sh       sole             15722       0      0
Jabil Circuit Inc              com              466313103    208   11620   sh       sole             11620       0      0
Johnson & Johnson              com              478160104   1803   33574   sh       sole             33574       0      0
Lilly Eli & Co                 com              532457108    798   12565   sh       sole             12565       0      0
Lowes Cos Inc                  com              548661107    255    6800   sh       sole              6800       0      0
Medtronic Inc                  com              585055106    750   16450   sh       sole             16450       0      0
Merck & Co Inc                 com              589331107   1544   27269   sh       sole             27269       0      0
Microsoft Corp                 com              594918104   1638   31685   sh       sole             31685       0      0
Motorola Inc                   com              620076109    389   45028   sh       sole             45028       0      0
Nokia Corp                     Sponsored ADR    654902204    205   13247   sh       sole             13247       0      0
PNC Finl Svcs Group Inc        com              693475105    382    9110   sh       sole              9110       0      0
Pepsico Inc                    com              713448108    431   10205   sh       sole             10205       0      0
Pfizer Inc                     com              717081103   1303   42635   sh       sole             42635       0      0
SBC Communications Inc         com              78387G103    291   10737   sh       sole             10737       0      0
Texas Instrs Inc               com              882508104    611   40675   sh       sole             40675       0      0
Verizon Communications         com              92343V104    405   10450   sh       sole             10450       0      0
Vodafone Group PLC New         Sponsored ADR    92857W100    311   17145   sh       sole             17145       0      0
Weight Watchers Intl Inc New   com              948626106    313    6800   sh       sole              6800       0      0
Wyeth                          com              983024100    391   10450   sh       sole             10450       0      0

/TEXT
/DOCUMENT
/SUBMISSION